Consolidated statement of cash flows (Parenthetical) - CAD ($) $ in Millions	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021
Statement of cash flows [abstract]
Restricted cash	$ 482	$ 481	$ 498